Shareholder Report, Holdings (Details)	Jan. 31, 2026
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Integrity Dividend Summit Fund | Class A [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Integrity Dividend Summit Fund | Class A [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Integrity Dividend Summit Fund | Class A [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Integrity Dividend Summit Fund | Class A [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Integrity Dividend Summit Fund | Class A [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Integrity Dividend Summit Fund | Class A [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Integrity Dividend Summit Fund | Class A [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Integrity Dividend Summit Fund | Class A [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Integrity Dividend Summit Fund | Class A [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Integrity Dividend Summit Fund | Class A [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Integrity Dividend Summit Fund | Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Integrity Dividend Summit Fund | Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Integrity Dividend Summit Fund | Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Integrity Dividend Summit Fund | Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Integrity Dividend Summit Fund | Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Summit Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Integrity Dividend Summit Fund | Class C [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Integrity Dividend Summit Fund | Class C [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Integrity Dividend Summit Fund | Class C [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Integrity Dividend Summit Fund | Class C [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Integrity Dividend Summit Fund | Class C [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Integrity Dividend Summit Fund | Class C [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Integrity Dividend Summit Fund | Class C [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Integrity Dividend Summit Fund | Class C [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Integrity Dividend Summit Fund | Class C [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Integrity Dividend Summit Fund | Class C [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Integrity Dividend Summit Fund | Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Integrity Dividend Summit Fund | Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Integrity Dividend Summit Fund | Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Integrity Dividend Summit Fund | Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Integrity Dividend Summit Fund | Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Summit Fund | Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Integrity Dividend Summit Fund | Class I [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Integrity Dividend Summit Fund | Class I [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
Integrity Dividend Summit Fund | Class I [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%
Integrity Dividend Summit Fund | Class I [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Integrity Dividend Summit Fund | Class I [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
Integrity Dividend Summit Fund | Class I [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Integrity Dividend Summit Fund | Class I [Member] | Dorian LPG Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Integrity Dividend Summit Fund | Class I [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Integrity Dividend Summit Fund | Class I [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Integrity Dividend Summit Fund | Class I [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Integrity Dividend Summit Fund | Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Integrity Dividend Summit Fund | Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Integrity Dividend Summit Fund | Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Integrity Dividend Summit Fund | Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Integrity Dividend Summit Fund | Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Integrity Dividend Summit Fund | Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Integrity Dividend Summit Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Dividend Summit Fund | Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | KLA Tencor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Visa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | DigitalOcean Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Mastercard Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cloudflare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.63%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[1]
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Integrity High Income Fund | Integrity High Income Fund Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.63%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[2]
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Integrity High Income Fund | Integrity High Income Fund Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.63%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[3]
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Integrity High Income Fund | Integrity High Income Fund, Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Baker Hughes a GE Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Kodiak Gas Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Archrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Integrity Short Term Government Fund | Class A [Member] | United States Treasury 2-Year Note 3.375% 11/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.000% 10/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac REMICS, 5.000% 08/25/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.000% 08/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Integrity Short Term Government Fund | Class A [Member] | Ginnie Mae II Pool, 5.500% 01/20/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae Pool, 5.000% 11/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.000% 11/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Integrity Short Term Government Fund | Class A [Member] | Freddie Mac Pool, 5.500% 12/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Integrity Short Term Government Fund | Class A [Member] | United States Treasury Bill 3.669% 03/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Integrity Short Term Government Fund | Class A [Member] | Fannie Mae REMICS, 5.000% 07/25/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Integrity Short Term Government Fund | Class A [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Short Term Government Fund | Class A [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.40%
Integrity Short Term Government Fund | Class A [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Integrity Short Term Government Fund | Class I [Member] | United States Treasury 2-Year Note 3.375% 11/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.62%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.000% 10/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac REMICS, 5.000% 08/25/2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.000% 08/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Integrity Short Term Government Fund | Class I [Member] | Ginnie Mae II Pool, 5.500% 01/20/2056 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae Pool, 5.000% 11/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.000% 11/01/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
Integrity Short Term Government Fund | Class I [Member] | Freddie Mac Pool, 5.500% 12/01/2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Integrity Short Term Government Fund | Class I [Member] | United States Treasury Bill 3.669% 03/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Integrity Short Term Government Fund | Class I [Member] | Fannie Mae REMICS, 5.000% 07/25/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Integrity Short Term Government Fund | Class I [Member] | Cash Equivalents and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Integrity Short Term Government Fund | Class I [Member] | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.40%
Integrity Short Term Government Fund | Class I [Member] | U.S. Government Note/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%

[1]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[2]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.
[3]	The ratings agencies that provided the ratings are Standard & Poor’s and Moody’s. When ratings vary, the higher rating is used. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “NR” is used to classify securities for which a rating is not available. Ratings apply to the holdings in the Fund portfolio and not to the Fund or its shares. Ratings are subject to change.